Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 2,082	$ 2,959
Less: Allowance for doubtful accounts	(55)	(130)
Accounts receivable - net	$ 2,027	$ 2,829